Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,474,411,769.10
Previously Paid Amount	0.00
Total Fee Amount	203,616.27
Total Offset Amount	0.00
Net Fee	$ 203,616.27
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false